DERIVATIVE WARRANTS LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Warrants Liabilities
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

	December 31, 2024	March 14, 2024
Share Price	US $ 7.95	US$0.023
Exercise Price	US $ 8.1782	US$0.102
Expected life	1.7- 4.2 years	2.5-5 years
Risk-free interest rate	4.34%	4.29%
Dividend yield	0.00%	0.00%
Expected volatility	95%	95%
Early exercise threshold	US $ 12.2673	US $0.153

The following table presents the Monte Carlo assumptions for the dates on which B warrants were exercised:

	April 1, 2024	April 9, 2024	May 17, 2024	May 21, 2024	August 29, 2024	September 3, 2024
Share Price	US $ 1.43	US$1.06	US$1.1107	US$1.25	US$8.3	US$8.5
Exercise Price	US $ 1.3643	US$1.3643	US$1.3643	US$1.3643	US$8.1782	US$8.1782
Expected life	4.9534 years	4.9315 years	4.8274 years	4.8164 years	4.5425 years	4.5288 years
Risk-free interest rate	4.35%	4.38%	4.46%	4.45%	3.69%	3.66%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	100.9%	102.26%	107.28%	107.25%	100.03%	99.86%
Early exercise threshold	US $ 2.0465	US $2.0465	US $2.0465	US $2.0465	US $12.2673	US $12.2673

SCHEDULE OF CHANGES IN THE WARRANT LIABILITY

The following table presents the changes in the warrant liability during the period:

Balance as of December 31, 2023	$958,146
Issuance of March 2024 warrants	7,360,662
Reclassification to equity on exercise of warrants	(12,667,047)
Changes in fair value and modification of warrants*	28,866,166
Balance as of December 31, 2024	$24,517,927

The December 2023 warrants, Series A warrants and Series B warrants were modified after each reverse split due to reverse split provision which has impacted the number of warrants, their exercise price and value which is included in the changes in fair value and modification of warrants.

SCHEDULE OF WARRANTS OUTSTANDING

A summary of the warrants outstanding for the year ended December 31, 2024 are summarized as follows:

	Number of December 2023 Warrants		Number of Series A Warrants		Number of Series B Warrants
Outstanding at January 1, 2022		-		-		-
Issued during the period		-		-		-
Exercised during the period		-		-		-
Cancelled during the period		-		-		-
Outstanding at December 31, 2022		-		-		-
Issued during the period		2,884,616		-		-
Exercised during the period		-		-		-
Expired during the period		-		-		-
Outstanding at December 31, 2023		2,884,616		-		-
Issued during the period		-		134,166.665		268,333,330
Adjustment following the March 2024 reverse split		(1,785,151)		(127,101,046)		(248,271,760)
Exercised during the period		-		(7,020,384)		(172,766)
Adjustment following the August 2024 reverse split		(916,051)		(37,689)		(16,570,923)
Exercised during the period		-		-		(5,299)
Outstanding at December 31, 2024		184,314		7,546		3,312,582
Exercise price at December 31, 2024	US$	4.32	US$	7.95	US$	4.89
Remaining life in years		3.97		1.7		4.2